Related party transactions (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Related party transactions
Assets	$ 879	$ 560
Liabilities	395	561
Assets, Current	370	531
Liability, Current	304	559
Assets, Long-term	509	29
Liabilities, Long-term	91	2
Current assets
Accounts receivable	288	435
Loans and advances to related parties	82	96
Non-current assets
Loans and advances to related parties	509	29
Current liabilities
Suppliers	280	538
Loans from related parties	24	21
Non-current liabilities
Loans from related parties	91	2
Companhia Hispano-Brasileira de Pelotizacao - HISPANOBRAS
Related party transactions
Assets	177	264
Liabilities	162	300
Companhia Italo-Brasileira de Pelotizacao - ITABRASCO
Related party transactions
Liabilities		10
Companhia Nipo-Brasileira de Pelotizacao - NIBRASCO
Related party transactions
Assets	1
Liabilities	13	23
Companhia Coreano-Brasileira de Pelotizacao - KOBRASCO
Related party transactions
Liabilities	5	4
Baovale Mineracao SA
Related party transactions
Assets	8	3
Liabilities	20	30
Minas da Serra Geral SA - MSG
Related party transactions
Liabilities	9	9
MRS Logistica SA
Related party transactions
Assets	50	1
Liabilities	20	15
Mineracao Rio Norte SA
Related party transactions
Liabilities		25
Norsk Hydro ASA
Related party transactions
Assets	489	2
Liabilities	80
Samarco Mineracao SA
Related party transactions
Assets	47	61
Mitsui & CO, LTD
Related party transactions
Liabilities	37	61
Others
Related party transactions
Assets	107	229
Liabilities	$ 49	$ 84